LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
LONG-TERM DEBT
LONG-TERM DEBT

As at December 31,	2017	2016
$300 million senior debt notes (a)	$297.5	$—
$500 million senior debt notes (b)	496.2	495.6
$300 million senior debt notes (c)	295.1	294.9
$500 million senior debt notes (d)	484.6	484.1
$270 million senior debt notes (e)	181.4	181.3
$1 billion revolving facility (f)	27.0	116.2
$75 million revolving facility (g)	72.6	—
Long-term debt from 50% interest of Canadian Malartic (h)	3.3	20.3
Total debt	$1,857.7	$1,592.4
Less: current portion of long-term debt (Note 24)	(110.0)	(18.6)
Long-term debt (i)	$1,747.7	$1,573.8

(i)	Balances are net of transaction costs of $14.3 million, net of amortization (December 31, 2016 - $11.9 million).

(a)	On November 27, 2017, the Company issued 4.625% senior unsecured debt notes for a total of $300.0 million. These notes have a maturity of December 15, 2027.

(b)	On June 25, 2014, the Company issued 4.95% senior unsecured debt notes for a total of $500.0 million. These notes have a maturity of July 15, 2024.

(c)	On June 10, 2013, the Company closed on a private placement of senior unsecured debt notes for a total of $300.0 million. These notes are comprised of two series of notes as follows:

•	Series A - $35.0 million at a rate of 3.64% with maturity of June 10, 2018.

•	Series B - $265.0 million at a rate of 4.78% with maturity of June 10, 2023.

(d)	On March 23, 2012, the Company closed on a private placement of senior unsecured debt notes for a total of $500.0 million. These notes are comprised of four series of notes as follows:

•	Series A - $75.0 million at a rate of 3.89% with a maturity of March 23, 2018.

•	Series B - $85.0 million at a rate of 4.36% with a maturity of March 23, 2020.

•	Series C - $200.0 million at a rate of 4.76% with a maturity of March 23, 2022.

•	Series D - $140.0 million at a rate of 4.91% with a maturity of March 23, 2024.

(e)	On December 18, 2009, the Company closed on a private placement of senior unsecured debt notes for a total of $270.0 million. These notes are comprised of three series of notes as follows:

•	Series A - $15.0 million at a rate of 5.53% fully repaid on December 21, 2014.

•	Series B - $73.5 million at a rate of 6.45% fully repaid on December 21, 2016.

•	Series C - $181.5 million at a rate of 6.97% with a maturity of December 21, 2019.

(f)	On May 29, 2015, the company refinanced its revolving facility of $1.0 billion. The following summarizes the terms in respect to this facility as at December 31, 2017:

•	The revolving facility is unsecured and has a maturity date of September 30, 2021.

•	Amounts drawn bear interest at a rate of LIBOR plus 1.20% to 2.25% per annum, depending upon the Company’s credit rating.

•	Undrawn amounts are subject to a commitment fee of 0.24% to 0.45% per annum depending upon the Company’s credit rating.

•	During the year, the Company withdrew $355.0 million from the revolving facility and repaid $445.0 million

(g)
Brio Gold entered into a revolving term senior secured credit facility in the amount of $75.0 million, with no recourse to Yamana Gold Inc. The Credit Facility contains representations and warranties, conditions precedent, covenants, and events of default typical for a facility of this type.  The following summarizes the terms with respect to this facility as at December 31 2017:

•	The term of the revolving facility is three years, with a reduction to $50.0 million two years after the initial draw down, which was January 25, 2017.

•	Interest rate margins are tied to a grid based on LIBOR that varies with the leverage ratio of Brio Gold.

•	During the year, Brio Gold withdrew $75.0 million from the revolving facility, with the facility being fully drawn down at the year-end.

(h)	The following summarizes the debts related to the Company's 50% interest in Canadian Malartic, which is not guaranteed by the Company:

•	Obligations under finance lease of $3.3 million (C$4.1 million) with interest rates ranging between 3.5% and 4.7%, maturing November 2019.

•	During the year, the Company made finance lease payments of $2.6 million and loan payments of $14.9 million, resulting in the loan being fully repaid.

The following is a schedule of long-term debt principal repayments which includes corporate debt, the revolving facilities, and debt assumed from the 50% interest in Canadian Malartic which is neither corporate nor guaranteed by the Company:

Long-term debt
2018	$110.0
2019	208.3
2020	134.1
2021	30.0
2022	192.7
2023	261.2
2024	635.7
2025	—
2026	—
2027	300.0
$1,872.0